Aircraft and Transportation Service Expenses - Summary of Aircraft and Transportation Service Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Landing and navigation fees	¥ 11,705	¥ 10,857	¥ 17,658
Ground service and other charges	9,442	7,886	8,933
Airport and transportation service expenses	¥ 21,147	¥ 18,743	¥ 26,591